Annual Total Returns [BarChart] - LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(3.09%)
2012	21.21%
2013	19.93%
2014	(1.99%)
2015	(8.02%)
2016	2.42%
2017	21.41%
2018	(9.14%)
2019	12.80%
2020	12.66%